SHARE-BASED COMPENSATION (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	5,688,594	5,688,594
Granted (in shares) | shares	1,442,400	1,442,400
Exercised (in shares) | shares	(838,809)	(838,809)
Forfeited (in shares) | shares	(202,280)	(202,280)
Outstanding at the end of the period (in shares) | shares	6,089,905	6,089,905		5,688,594
Vested and expected to vest at the end of the period (in shares) | shares	5,844,283						5,844,283
Exercisable at the end of the period (in shares) | shares	3,381,662						3,381,662
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 25.59
Granted (in dollars per share) | $ / shares	31.40		$ 30.80		$ 30.14
Exercised (in dollars per share) | $ / shares	15.91
Forfeited (in dollars per share) | $ / shares	29.04
Outstanding at the end of the period (in dollars per share) | $ / shares	28.19		$ 25.59
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	28.09
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 26.16
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 4 months 17 days	3 years 4 months 17 days
Vested and expected to vest at the end of the period	3 years 3 months 26 days	3 years 3 months 26 days
Exercisable at the end of the period	2 years 3 months 22 days	2 years 3 months 22 days
Aggregate intrinsic value
Outstanding at the end of the period | $	$ 12,942
Vested and expected to vest at the end of the period | $	12,879
Exercisable at the end of the period | $	12,316
Total intrinsic value of options exercised	14,314	¥ 92,723		¥ 102,575		¥ 159,400
Unrecognized share-based compensation cost related to non-vested share options	$ 29,836						¥ 193,272
Weighted average vesting period	2 years 8 months 9 days	2 years 8 months 9 days
Cash received from the exercise of share options	$ 12,886	¥ 83,476